Average Annual Total Returns{- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - Retail PRO-08 - Fidelity Convertible Securities Fund	Fidelity Convertible Securities Fund Return Before Taxes Past 1 year	Fidelity Convertible Securities Fund Return Before Taxes Past 5 years	Fidelity Convertible Securities Fund Return Before Taxes Past 10 years	Fidelity Convertible Securities Fund After Taxes on Distributions Past 1 year	Fidelity Convertible Securities Fund After Taxes on Distributions Past 5 years	Fidelity Convertible Securities Fund After Taxes on Distributions Past 10 years	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 10 years	ML014 Past 1 year	ML014 Past 5 years	ML014 Past 10 years
Total	10.05%	16.86%	12.73%	4.45%	13.63%	10.19%	8.07%	12.47%	9.46%	6.34%	16.87%	13.89%